Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,507,799)	$ (2,932,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	138,442	44,120
Fair value of options in exchange for services	422,682	329,193
Fair value of restricted stock and restricted stock units issued in exchange for services	238,530	454,890
Gain on accounts payable forgiveness		(352,008)
Share-based payment for settlement agreement with shareholders		279,000
Gain on derecognition of note payable and accrued interest		(83,667)
Amortization of debt discount	99,954
Change in Fair Value of Embedded Derivative	(21,665)
Amortization and depreciation	34,294	20,963
Changes in operating assets and liabilities:
Accounts Receivable	(50,740)	(30,373)
Inventory	11,824	(41,982)
Prepaid expenses and other current assets	(6,020)	(7,113)
Accounts payable and accrued expenses	61,086	(57,275)
Net cash used in operating activities	(1,579,412)	(2,376,714)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Patents and Trademarks	(43,815)	(38,505)
Purchase of Equipment for lease	(177,021)
Deposits on Equipment	(51,494)
Capitalized Software Costs	(30,000)	(70,231)
Net cash used in investing activities	(302,330)	(108,736)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debt, net of costs	461,307
Proceeds from exercise of warrants		2,312,005
Proceeds from sale of common stock		1,153,645
Net cash provided by financing activities	461,307	3,465,650
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,420,435)	980,200
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	1,673,201	693,001
CASH AND CASH EQUIVALENTS - END OF PERIOD	252,766	1,673,201
Cash paid during the period for:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless Exercise of Stock Options		4,028
Cashless Exercise of Warrants	72	183
Common Stock issued in relation to convertible debt	70,100
Recognition of embedded derivative liability recorded as debt discount	193,164
Common Stock and Warrants Issued for Common Stock Payable		122,478
Series A Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock	6,096	400
Series B Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock		$ 599